Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Share-Based Compensation Expense

The following table summarizes the share-based compensation expense recognized for the Company’s direct participants in the Dean Foods equity classified plans, as well as expense related to the Company’s equity classified plans, in periods after the completion of our initial public offering:

	Three months ended March 31,
	2013	2012
	(In thousands)
Share-based compensation expense
Dean Foods stock options	$288	$—
Dean Foods RSUs	373	—
WhiteWave stock options	3,201	—
WhiteWave RSUs	2,950	—

Total share-based compensation expense	$6,812	$—

The following table summarizes the share-based compensation expense recognized for the Company’s direct participants in the Dean Foods equity classified plans, as well as expense related to the Company’s equity classified plans, in periods after the completion of our initial public offering:

	Year ended December 31,
	2012	2011	2010
	(In thousands)
Share-based compensation expense
Dean Foods stock options	$220	$—	$—
Dean Foods RSUs	668	—	—
WhiteWave stock options	602	—	—
WhiteWave RSUs	566	—	—

Total share-based compensation expense	$2,056	$—	$—

Dean Foods' Investment [Member]
Summary of Stock Option Activity

The following table summarizes stock option activity during the first quarter of 2013:

	Number of options	Weighted average exercise price	Weighted average contractual life	Aggregate intrinsic value
Options outstanding at January 1, 2013	6,845,250	$18.45
Granted	—	—
Forfeited and cancelled(1)	(227,361)	18.09
Exercised	(89,916)	12.26
Transferred(2)	907,853	21.49

Options outstanding at March 31, 2013	7,435,826	18.91	5.26	$18,087,012

Options exercisable at March 31, 2013	6,189,585	$20.38	4.59	$9,956,681

(1)	Pursuant to the terms of Dean Foods stock option plans, options that are cancelled or forfeited may be available for future grants.
(2)	Transferred options are attributable to employees that transferred to or from other Dean Foods’ divisions.

The following table summarizes stock option activity during the year ended December 31, 2012:

	Number of options	Weighted average exercise price	Weighted average contractual life	Aggregate intrinsic value
Options outstanding at January 1, 2012	2,505,556	$21.06
Granted	295,951	12.07
Forfeited and cancelled(1)	(504,464)	20.29
Exercised	(35,837)	13.04
Transferred(2)	4,584,044	17.62

Options outstanding at December 31, 2012	6,845,250	$18.45	5.90	$13,780,786

Options vested and expected to vest at December 31, 2012	6,781,587	18.52	5.87	13,469,086
Options exercisable at December 31, 2011	1,932,462	23.16	5.05	53,019
Options exercisable at December 31, 2012	4,637,867	$21.68	4.57	$3,133,148

(1)	Pursuant to the terms of Dean Foods’ stock option plans, options that are cancelled or forfeited may be available for future grants.
(2)	Transferred options are attributable to employees that transferred to or from other Dean Foods’ divisions.

Summary of Options Outstanding and Exercisable

The following table summarizes information about options outstanding and exercisable at December 31, 2012:

	Options outstanding			Options exercisable
Range of exercise prices	Number outstanding	Weighted- average remaining contractual life	Weighted-average exercise price	Number exercisable	Weighted- average exercise price
$7.44 to 10.35	1,107,200	8.04	$10.32	407,803	$10.30
10.63 to 13.70	1,369,015	9.09	12.07	7,298	12.11
14.25 to 14.56	435,416	6.97	14.55	289,817	14.55
15.99 to 18.31	757,998	1.66	18.05	757,328	18.05
18.84 to 19.98	53,173	2.91	19.55	53,173	19.55
20.07	868,270	6.12	20.07	868,270	20.07
20.19 to 25.37	927,204	4.88	24.92	927,204	24.92
25.39 to 25.69	694,240	3.05	25.64	694,240	25.64
25.81 to 30.12	554,963	4.12	29.90	554,963	29.90
30.64 to 31.74	77,771	4.18	$30.69	77,771	$30.69

Additional Information on Stock Option Activity

The following table summarizes additional information regarding stock option activity for our direct participants in the Dean Foods plan:

	Year ended December 31,
	2012	2011	2010
	(In thousands, except per share amounts)
Weighted-average grant date fair value per share of options granted	$4.72	$4.04	$4.51
Intrinsic value of options exercised	105	13	204
Fair value of shares vested	3,651	3,433	5,118
Tax benefit related to stock option expense	460	646	1,071

Summary of Restricted Stock Unit Activity

The following table summarizes RSU activity during the first quarter of 2013:

RSUs outstanding January 1, 2013	786,710
RSUs issued	—
RSUs cancelled or forfeited(1)	(60,747)
Shares issued upon vesting of RSUs	(351,503)
RSUs transferred(2)	30,344
RSUs outstanding at March 31, 2013	404,804

Weighted average grant date fair value per share	$11.78

(1)	Pursuant to the terms of the stock unit plans, employees have the option of forfeiting RSUs to cover their minimum statutory tax withholding when shares are issued. RSUs that are cancelled or forfeited may be available for future grants.
(2)	Transferred RSUs are attributable to employees that transferred to or from other Dean Foods’ divisions.

The following table summarizes RSU activity during the year ended December 31, 2012:

RSUs outstanding January 1, 2012	431,608
RSUs issued	207,756
RSUs cancelled or forfeited(1)	(48,777)
Shares issued upon vesting of RSUs	(214,626)
RSUs transferred(2)	410,749

RSUs outstanding at December 31, 2012	786,710

Weighted average grant date fair value per share	$12.67

(1)	Pursuant to the terms of the stock unit plans, employees have the option of forfeiting RSUs to cover their minimum statutory tax withholding when shares are issued. RSUs that are cancelled or forfeited may be available for future grants.
(2)	Transferred RSUs are attributable to employees that transferred to or from other Dean Foods’ divisions.

Restricted Stock Unit Grants and Restricted Stock Unit Expense

The following table summarizes information about our RSU grants and RSU expense during the years ended December 31, 2012, 2011, and 2010:

	Year ended December 31,
	2012	2011	2010
	(In thousands, except per share amounts)
Weighted-average grant date fair value per share of RSUs granted	$12.07	$10.34	$13.70
Tax benefit related to RSU expense	1,163	1,378	1,552

Summary of Cash Performance Units Activity

The following table summarizes CPU activity with respect to the 2011 and 2012 CPU awards during the first quarter of 2013:

Units
Outstanding at January 1, 2013	6,105,000
Granted	—
Converted/paid	(6,105,000)
Forfeited	—

Outstanding at March 31, 2013	—

The following table summarizes CPU activity during the year ended December 31, 2012. There were no cash awards prior to 2010 related to our employees.

Units
Outstanding at January 1, 2012	2,206,250
Granted	487,500
Converted/paid	—
Forfeited	(200,000)
Transferred(1)	3,611,250

Outstanding at December 31, 2012	6,105,000

(1)	Transferred CPUs are attributable to employees that transferred to or from other Dean Foods’ divisions.

Summary of Phantom Share Activity

The following table summarizes the phantom share activity during the first quarter of 2013:

	Shares	Weighted-average grant date fair value per share
Outstanding at January 1, 2013	397,618	$11.43
Granted	—	—
Converted/paid	(155,398)	11.10
Forfeited	(7,442)	11.45
Transferred(1)	2,566	11.90

Outstanding at March 31, 2013	237,344	$11.65

(1)	Transferred phantom shares are attributable to employees that transferred to or from other Dean Foods’ divisions.

The following table summarizes the phantom share activity during the year ended December 31, 2012:

	Shares	Weighted-average grant date fair value per share
Outstanding at January 1, 2012	255,544	$10.34
Granted	243,775	12.13
Converted/paid	(80,911)	10.35
Forfeited	(27,844)	10.75
Transferred(1)	7,054	11.64

Outstanding at December 31, 2012	397,618	$11.43

(1)	Transferred phantom shares are attributable to employees that transferred to or from other Dean Foods’ divisions.

Summary of Share-Based Compensation Expense

The following table summarizes the share-based compensation expense recognized for the Company’s direct participants in the Dean Foods long-term incentive compensation plan in periods prior to completion of our initial public offering:

	Three months ended March 31,
	2013	2012
	(In thousands)
Share-based compensation expense funded Dean Foods
Dean Foods stock options	$—	$346
Dean Foods RSUs	—	743
Dean Foods CPUs	—	92
Dean Foods phantom shares	—	738

Total share-based compensation expense funded Dean Foods	$—	$1,919

The following table summarizes the share-based compensation expense recognized for the Company’s direct participants in the Dean Foods long-term incentive compensation plan in periods prior to completion of our initial public offering:

	Year ended December 31,
	2012	2011	2010
	(In thousands)
Share-based compensation expense funded Dean Foods
Dean Foods stock options	$1,006	$1,708	$2,835
Dean Foods RSUs	2,433	3,510	3,953
Dean Foods CPUs	2,025	204	—
Dean Foods phantom shares	2,009	824	—

Total share-based compensation expense funded Dean Foods	$7,473	$6,246	$6,788

Dean Foods' Investment [Member] | Stock Options [Member]
Weighted Average Assumptions Used to Estimate Fair Value of Stock Award Grants Issued

Share-based compensation expense for stock options is recognized ratably over the vesting period. The fair value of each option award is estimated on the date of grant using the Black-Scholes valuation model, using the following assumptions:

	Three months ended March 31,
	2013 (1)	2012
Expected volatility	—	44%
Expected dividend yield	—	0%
Expected option term	—	5 years
Risk-free rate of return	—	0.88% to 0.89%

(1)	Dean Foods does not plan to grant any Dean Foods stock options to WhiteWave non-employee directors, executive officers, and employees during 2013.

The fair value of each option award is estimated on the date of grant using the Black-Scholes valuation model with the following assumptions:

	Year ended December 31,
	2012	2011	2010
Expected volatility	44%	41%	34%
Expected dividend yield	0%	0%	0%
Expected option term	5 years	5 years	5 years
Risk-free rate of return	0.62 to 0.89%	1.32 to 2.30%	1.26 to 2.59%

WhiteWave Foods [Member]
Weighted Average Assumptions Used to Estimate Fair Value of Stock Award Grants Issued

The fair value of each option award is estimated on the date of grant using the Black-Scholes valuation model with the following assumptions:

Three months ended March 31, 2013
Expected volatility	28%
Expected dividend yield	0%
Expected option term	6 years
Risk-free rate of return	1.13%

Summary of Stock Option Activity

The following table summarizes stock option activity during the first quarter of 2013:

	Number of options	Weighted average exercise price	Weighted average contractual life	Aggregate intrinsic value
Options outstanding at January 1, 2013	2,445,327	$16.98
Granted	1,230,095	15.16
Forfeited and cancelled(1)	—	—
Exercised	—	—

Options outstanding at March 31, 2013	3,675,422	16.37	9.67	$2,573,104

Options vested and expected to vest at March 31, 2013	3,498,720	16.37	9.67	2,438,230
Options exercisable at March 31, 2013	53,676	$15.16	9.88	$102,521

(1)	Pursuant to the terms of the SIP, options that are cancelled or forfeited may be available for future grants.

The following table summarizes stock option activity during the year ended December 31, 2012:

	Number of options	Weighted average exercise price	Weighted average contractual life	Aggregate intrinsic value
Options outstanding at January 1, 2012	—	$—
Granted	2,445,327	16.98
Forfeited and cancelled(1)	—	—
Exercised	—	—

Options outstanding at December 31, 2012	2,445,327	$16.98	9.82	$10,605

Options vested and expected to vest at December 31, 2012	2,314,343	16.98	9.82	10,007
Options exercisable at December 31, 2012	—	$—	—	$—

(1)	Pursuant to the terms of the SIP, options that are cancelled or forfeited may be available for future grants.

Summary of Options Outstanding and Exercisable

The following table summarizes information about options outstanding at December 31, 2012. There were no exercisable options at December 31, 2012:

	Options outstanding
Range of exercise prices	Number outstanding	Weighted- average remaining contractual life	Weighted- average exercise price
$15.17 to $17.00	2,445,327	9.82	16.98

Summary of Restricted Stock Unit Activity

The following table summarizes RSU activity during the first quarter of 2013:

RSUs outstanding January 1, 2013	674,681
RSUs issued	346,913
Shares issued upon vesting of RSUs	—
RSUs cancelled or forfeited(1)	—

RSUs outstanding at March 31, 2013	1,021,594

Weighted average grant date fair value per share	$16.36

(1)	Pursuant to the terms of the SIP, employees have the option of forfeiting RSUs to cover their minimum statutory tax withholding when shares are issued. RSUs that are cancelled or forfeited may be available for future grants.

The following table summarizes RSU activity during the year ended December 31, 2012:

RSUs outstanding January 1, 2012	—
RSUs issued	674,681
Shares issued upon vesting of RSUs	—
RSUs cancelled or forfeited(1)	—

RSUs outstanding at December 31, 2012	674,681

Weighted average grant date fair value per share	$16.98

(1)	Pursuant to the terms of the SIP, employees have the option of forfeiting RSUs to cover their minimum statutory tax withholding when shares are issued. RSUs that are cancelled or forfeited may be available for future grants.

Restricted Stock Unit Grants and Restricted Stock Unit Expense

The following table summarizes information about our RSU grants and RSU expense during the year ended December 31, 2012:

Year ended December 31, 2012
(In thousands, except per share amounts)
Weighted-average grant date fair value per share of RSUs granted	$16.98
Tax benefit related to RSU expense	222

Summary of Phantom Share Activity

The following table summarizes the phantom share activity during the first quarter of 2013:

	Shares	Weighted-average grant date fair value per share
Outstanding at January 1, 2013	225,771	$17.00
Granted	208,879	15.16
Converted/paid	—	—
Forfeited	(4,495)	16.12

Outstanding at March 31, 2013	430,155	$16.12

The following table summarizes the phantom share activity during the year ended December 31, 2012:

	Shares	Weighted-average grant date fair value per share
Outstanding at January 1, 2012	—	$—
Granted	225,771	17.00
Converted/paid	—	—
Forfeited	—	—

Outstanding at December 31, 2012	225,771	$17.00

WhiteWave Stock Appreciation Rights Activity

The following table summarizes SAR activity during the first quarter of 2013:

	Number of SARs	Weighted average exercise price	Weighted average contractual life	Aggregate intrinsic value
SARs outstanding at January 1, 2013	211,111	$17.00
Granted	82,582	15.16
Forfeited and cancelled(1)	—	—
Exercised	—	—

SARs outstanding at March 31, 2013	293,693	16.48	9.66	$172,509

SARs exercisable at March 31, 2013	—	$—	—	$—

(1)	Pursuant to the terms of the SIP, SARs that are cancelled or forfeited may be available for future grants.

The following table summarizes SAR activity during the year ended December 31, 2012:

	Number of SARs	Weighted average exercise price	Weighted average contractual life	Aggregate intrinsic value
SARs outstanding at January 1, 2012	—	$—
Granted	211,111	17.00
Forfeited and cancelled(1)	—	—
Exercised	—	—

SARs outstanding at December 31, 2012	211,111	$17.00	9.82	$—

SARs vested and expected to vest at December 31, 2012	199,810	17.00	9.82	—
SARs exercisable at December 31, 2012	—	$—	—	$—

(1)	Pursuant to the terms of the SIP, SARs that are cancelled or forfeited may be available for future grants.

WhiteWave Foods [Member] | Stock Options [Member]
Weighted Average Assumptions Used to Estimate Fair Value of Stock Award Grants Issued

The fair value of each option award is estimated on the date of grant using the Black-Scholes valuation model with the following assumptions:

Year ended December 31, 2012
Expected volatility	28%
Expected dividend yield	0%
Expected option term	6 years
Risk-free rate of return	1.05%

WhiteWave Foods [Member] | Stock Appreciation Rights (SARs) [Member]
Weighted Average Assumptions Used to Estimate Fair Value of Stock Award Grants Issued

The fair value of each SAR is estimated on the date of grant using the Black-Scholes valuation model with the following assumptions:

Three months ended March 31, 2013
Expected volatility	28%
Expected dividend yield	0%
Expected option term	6 years
Risk-free rate of return	1.13%

The fair value of each SAR is estimated on the date of grant using the Black-Scholes valuation model with the following assumptions:

Year ended December 31, 2012
Expected volatility	28%
Expected dividend yield	0%
Expected option term	6 years
Risk-free rate of return	1.05%